COMMON STOCK	9 Months Ended
Dec. 31, 2011
Stockholders' Equity Note Disclosure [Text Block]
NOTE 15 – COMMON STOCK

The Company has three securities listed on the NYSE Amex: (1) common stock, $.0001 par value (ticker symbol: IGC), (2) redeemable warrants to purchase common stock (ticker symbol: IGC.WT), and (3) units consisting of one share of common stock and two redeemable warrants to purchase common stock (ticker symbol: IGC.U).  The units may be separated into common stock and warrants.  Each warrant entitles the holder to purchase one share of common stock at an exercise price of $5.00.  The warrants issued in our initial public offering that were to expire on March 3, 2011, are now to expire on March 8, 2013 since the Company exercised its right to extend the terms of those warrants.

The registration statement for the initial public offering was declared effective on March 2, 2006.  The Company’s outstanding warrants are exercisable and may be exercised by contacting IGC or the transfer agent, Continental Stock Transfer & Trust Company.  The Company has a right to call the warrants, provided the common stock has traded at a closing price of at least $8.50 per share for any 20 trading days within a 30-trading day period ending on the third business day prior to the date on which notice of redemption is given.  If the Company calls the warrants, either the holder will have to exercise the warrants by purchasing the common stock from the Company for $5.00 or the warrants will expire.

The Company had 12,989,207 shares of common stock issued and outstanding as of March 31, 2010.  During the twelve months ended March 31, 2011, the Company also issued 30,000 shares of common stock to American Capital Ventures and Maplehurst Investment Group for services rendered and 9,135 shares to Red Chip Companies valued at $8,039 for investor relations related services rendered.

The Company also issued a total of 400,000 shares of common stock, as consideration for the extension of the loans under the promissory notes described in Note 10 - Notes Payable during the twelve months ended March 31, 2011.

In February 2011, the Company consummated another transaction with Bricoleur to exchange the promissory note held by Bricoleur for a new note with an extended repayment term.  The Company issued 688,500 shares of common stock valued at approximately $419,985 as consideration for the exchange, as discussed in Note 10 above.

In March 2011, the Company and Oliveira agreed to exchange the promissory note held by Oliveira for a new note with an extended repayment term and provisions permitting the Company at its discretion to repay the loan through the issuance of equity shares at a stated value over a specific term.  As of December 31, 2011, the Company has issued 1,570,001 shares of common stock valued at $798,176 to this debt holder, which constituted an element of repayment of principal as well as the interest in equated installments.

During the quarter ended December 31, 2011, the shareholders of the Company approved a transaction for the issuance of 31,500,000 equity shares to the owners of HK Ironman in exchange for 100% of the equity of the Company (refer to Note 3).  These shares were issued on December 31, 2011 and have been considered as outstanding as of this date.

Further, as set forth in Note 14, the Company has also issued 2,786,450 stock options to some of its directors and employees pursuant to a stock option plan all of which are outstanding as of December 31, 2011.